GENERAL MONEY MARKET FUND, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

April 5, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	General Money Market Fund Inc. (the "Fund") Registration File Nos. 2-72836; 811-03207

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on March 29, 2004.

GENERAL MONEY MARKET FUND, INC.

By: /s/ Steven F. Newman
       Steven F. Newman
       Secretary